April 2021
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Juan Hernandez
Account Administrator
312.416.6525
juan.hernandez3@usbank.com
https://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Trimont Real Estate Advisors, Inc.
Payment Date:
Apr 12, 2021
Prior Payment:
Mar 12, 2021
Next Payment:
May 12, 2021
Record Date:
Mar 31, 2021
Determination Date:
Apr 6, 2021
First Payment Date:
Aug 12, 2013
Closing Date:
Jul 31, 2013
Cut-off Date:
Jul 1, 2013
Final Distribution Date:
Jul 12, 2046
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders

REO Status Report

REO Additional Detail

Historical Loan Modification Report

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Historical Liquidation Loss Loan Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquency Summary Report

Defeased Loan Detail

Supplemental Information

Revised: Apr 16, 2021

Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.20600%
66,860,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.81200%
72,740,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
4.20006%
149,690,000.00
138,752,477.26
272,035.13
485,640.16
757,675.29
0.00
138,480,442.13
A-4
3.87100%
135,000,000.00
135,000,000.00
0.00
435,487.50
435,487.50
0.00
135,000,000.00
A-5
4.18706%
420,255,000.00
420,255,000.00
0.00
1,466,359.40
1,466,359.40
0.00
420,255,000.00
A-AB
3.71900%
89,211,000.00
37,598,419.93
1,449,627.83
116,523.77
1,566,151.60
0.00
36,148,792.10
X-A
0.09953%
1,032,134,000.00
829,983,897.19
0.00
68,837.47
68,837.47
0.00
828,262,234.23
X-B
0.73106%
30,014,000.00
30,014,000.00
0.00
18,284.93
18,284.93
0.00
30,014,000.00
X-C
0.73106%
56,692,540.00
56,692,540.00
0.00
34,537.86
34,537.86
0.00
56,692,540.00
A-S*
4.22006%
98,378,000.00
98,378,000.00
0.00
345,967.24
345,967.24
0.00
98,378,000.00
100.00%
B*
4.22006%
88,374,000.00
88,374,000.00
0.00
310,786.04
310,786.04
0.00
88,374,000.00
100.00%
C*
4.22006%
50,023,000.00
50,023,000.00
0.00
175,916.56
175,916.56
0.00
50,023,000.00
100.00%
D
4.22006%
76,701,000.00
76,701,000.00
0.00
269,735.44
269,735.44
0.00
76,701,000.00
E
3.48900%
30,014,000.00
30,014,000.00
0.00
167,079.59
167,079.59
0.00
30,014,000.00
F
3.48900%
13,339,000.00
13,339,000.00
0.00
4,100.35
4,100.35
0.00
13,339,000.00
G
3.48900%
43,353,540.00
43,353,540.00
0.00
0.00
0.00
0.00
43,353,540.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ*
4.22006%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
1,333,938,540.00
1,131,788,437.19
1,721,662.96
3,899,256.31
5,620,919.27
0.00
1,130,066,774.23
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
PEZ*
4.22006%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0
0
0
0
0
0.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
36198EAA3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
36198EAB1
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
36198EAC9
0.92693217
1.81732333
3.24430597
5.06162930
0.00000000
0.92511485
A-4
36198EAD7
1.00000000
0.00000000
3.22583333
3.22583333
0.00000000
1.00000000
A-5
36198EAE5
1.00000000
0.00000000
3.48921345
3.48921345
0.00000000
1.00000000
A-AB
36198EAF2
0.42145498
16.24942922
1.30615922
17.55558844
0.00000000
0.40520555
X-A
36198EAG0
0.80414355
0.00000000
0.06669431
0.06669431
0.00000000
0.80247549
X-B
36198EAH8
1.00000000
0.00000000
0.60921337
0.60921337
0.00000000
1.00000000
X-C
36198EAL9
1.00000000
0.00000000
0.60921349
0.60921349
0.00000000
1.00000000
A-S*
36198EAP0
1.00000000
0.00000000
3.51671347
3.51671347
0.00000000
1.00000000
B*
36198EAS4
1.00000000
0.00000000
3.51671347
3.51671347
0.00000000
1.00000000
C*
36198EAY1
1.00000000
0.00000000
3.51671347
3.51671347
0.00000000
1.00000000
D
36198EBB0
1.00000000
0.00000000
3.51671347
3.51671347
0.00000000
1.00000000
E
U0403RAH3
1.00000000
0.00000000
5.56672201
5.56672201
0.00000000
1.00000000
F
U0403RAJ9
1.00000000
0.00000000
0.30739597
0.30739597
0.00000000
1.00000000
G
U0403RAK6
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
R
36198EBP9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ*
36198EAV7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
Principal
Principal
Loss
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
A-3
138,752,477.26
272,035.13
0.00
0.00
138,480,442.13
0.00
A-4
135,000,000.00
0.00
0.00
0.00
135,000,000.00
0.00
A-5
420,255,000.00
0.00
0.00
0.00
420,255,000.00
0.00
A-AB
37,598,419.93
1,449,627.76
0.07
0.00
36,148,792.10
0.00
A-S*
98,378,000.00
0.00
0.00
0.00
98,378,000.00
0.00
B*
88,374,000.00
0.00
0.00
0.00
88,374,000.00
0.00
C*
50,023,000.00
0.00
0.00
0.00
50,023,000.00
0.00
D
76,701,000.00
0.00
0.00
0.00
76,701,000.00
0.00
E
30,014,000.00
0.00
0.00
0.00
30,014,000.00
0.00
F
13,339,000.00
0.00
0.00
0.00
13,339,000.00
0.00
G
43,353,540.00
0.00
0.00
0.00
43,353,540.00
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,131,788,437.19
1,721,662.89
0.07
0.00
1,130,066,774.23
0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Charges / Prepay
Distribution
Interest
Class
Interest
Shortfall
Adjustment
Shortfall
Premiums
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
485,640.16
0.00
0.00
0.00
0.00
485,640.16
0.00
A-4
435,487.50
0.00
0.00
0.00
0.00
435,487.50
0.00
A-5
1,466,359.40
0.00
0.00
0.00
0.00
1,466,359.40
0.00
A-AB
116,523.77
0.00
0.00
0.00
0.00
116,523.77
0.00
X-A
68,837.47
0.00
0.00
0.00
0.00
68,837.47
0.00
X-B
18,284.93
0.00
0.00
0.00
0.00
18,284.93
0.00
X-C
34,537.86
0.00
0.00
0.00
0.00
34,537.86
0.00
A-S*
345,967.24
0.00
0.00
0.00
0.00
345,967.24
0.00
B*
310,786.04
0.00
0.00
0.00
0.00
310,786.04
0.00
C*
175,916.56
0.00
0.00
0.00
0.00
175,916.56
0.00
D
269,735.44
0.00
0.00
0.00
0.00
269,735.44
0.00
E
87,265.71
0.00
0.00
(79,813.88)
0.00
167,079.59
0.00
F
38,783.14
0.00
0.00
34,682.79
0.00
4,100.35
126,741.24
G
126,050.42
0.00
0.00
126,050.42
0.00
(0.00)
809,787.40
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,980,175.64
0.00
0.00
80,919.32
0.00
3,899,256.32
936,528.64
*The Exchange/Exchangeable Certificates
INTEREST DETAIL
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

Interest
Fees
Scheduled Interest
4,064,355.19
Master Servicing Fee
81,460.41
Interest Adjustments
0.00
Special Servicing Fee
66,353.30
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
1,072.04
Net Prepayment Shortfall
0.00
CREFC Intellectual Property Royalty
Net Prepayment Interest Excess
0.00
License Fee
487.34
Interest Reserve (Deposit)/Withdrawal
0.00
Operating Advisor Fee
1,159.76
Interest Collections
4,064,355.19
Other/Miscellaneous Fee
0.00
Fee Distributions
150,532.85
Principal
Scheduled Principal
1,721,662.89
Unscheduled Principal
0.07
Other Expenses of the Trust
Principal Adjustments
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
1,721,662.96
Net ASER Amount
14,566.03
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other Expenses of the Trust
14,566.03
Other
Yield Maintenance / Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
3,899,256.31
Principal Distribution
1,721,662.96
Yield Maintenance / Prepayment Premium
0.00
Available Distribution Amount
5,620,919.27
Total Collections
5,786,018.15
Total Distributions
5,786,018.15
Funds Collection
Funds Distribution
RECONCILIATION OF FUNDS
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

Aggregate P&I Advances
Current
Outstanding
Advance
Advance
Mortgage
Outstanding
Principal
0.00
611,461.18
Loan
P&I Advances
Interest
0.00
2,979,702.23
0
0.00
Total
0.00
3,591,163.41
0
0.00
0
0.00
Total
0
0.00
Aggregate Realized Losses in Related Collection Period
0.00
Agg Addt'l Trust Expenses in Related Collection Period
0.00
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date Principal Balance
84.72%
Disclosable Special Servicer Fees
Principal Distribution Amount:
1,721,662.96
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Controlling Class
Rebate
0.00
E
Other
0.00
Controlling Class Representative
Total
0.00
Raith Capital Management, LLC
MISCELLANEOUS DETAIL
P&I Advances With Respect To Each Mortgage Loan
1,131,788,438.00
1,130,066,775.04
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
2/12/2021
1541502
Citigroup Global Markets Realty Corp.
2/9/2021
1541001
Starwood Mortgage Funding I LLC
1/22/2021
1682511
Repurchase/Replacement
Status
ADDITIONAL LOAN DETAIL
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

Count
Balance
Count
Balance
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
(Foreclosure Proceedings Commenced)
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

Stated Principal
Amount of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

N/A
REO ADDITIONAL DETAIL
Balance of Excess Liquidation Proceeds Reserve Account
April 2021
STATEMENT TO CERTIFICATEHOLDERS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13

Revised: Apr 16, 2021

April 2021
REO STATUS REPORT
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

Revised: Apr 16, 2021

April 2021
ADDITIONAL RECONCILIATION DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

Revised: Apr 16, 2021

April 2021
HISTORICAL LOAN MODIFICATION REPORT
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

Revised: Apr 16, 2021

April 2021
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

Revised: Apr 16, 2021

April 2021
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
88,368,601.23
0.00
1
2
87,913,412.48
0
0
0.00
0
0.00
Apr 2021
0.00
0.0%
7.8%
7.8%
0.0%
0.0%
0.0%
0
0.00
0.0%
2
0.00
92,820,499.03
0
3
219,375,291.61
0
0
0.00
0
0.00
Mar 2021
0.00
8.2%
0.0%
19.4%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
88,831,822.87
0.00
1
3
219,846,649.68
0
0
0.00
0
0.00
Feb 2021
0.00
0.0%
7.8%
19.4%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
94,872,968.60
0.00
2
3
220,259,984.50
0
0
0.00
0
0.00
Jan 2021
0.00
0.0%
8.4%
19.4%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
72,442,467.37
5,833,329.52
1
3
237,498,167.33
0
0
0.00
0
0.00
Dec 2020
0.00
0.5%
6.4%
20.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
5,844,767.79
72,575,763.41
1
3
238,020,375.60
0
0
0.00
0
0.00
Nov 2020
0.00
6.4%
0.5%
20.9%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
93,988,338.55
5,855,502.50
2
2
148,529,818.20
0
0
0.00
0
0.00
Oct 2020
0.00
0.5%
8.2%
13.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
4,286,753.95
89,934,992.72
1
2
148,825,880.30
0
0
0.00
0
0.00
Sep 2020
0.00
7.9%
0.4%
13.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
153,406,583.68
0.00
3
0
0.00
0
0
0.00
0
0.00
Aug 2020
0.00
0.0%
13.4%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
2
4,303,905.12
149,395,929.50
1
0
0.00
0
0
0.00
0
0.00
Jul 2020
0.00
13.0%
0.4%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
4,312,946.53
0
0
0.00
0
0
0.00
0
0.00
Jun 2020
0.00
0.4%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
4,321,441.33
0
0
0.00
0
0
0.00
0
0.00
May 2020
0.00
0.4%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
1
0.00
4,330,420.13
0
0
0.00
0
0
0.00
0
0.00
Apr 2020
0.00
0.4%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2020
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

Revised: Apr 16, 2021

April 2021
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

Revised: Apr 16, 2021

April 2021
INTEREST ADJUSTMENT RECONCILIATION
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
28,273.63
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
131,046,048.00
0.00
0.00
300630002
19,071.13
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
88,368,601.23
0.00
0.00
300630003
15,508.54
0.00
0.00
7,074.47
0.00
0.00
0.00
0.00
0.00
71,913,412.48
0.00
0.00
300630006
3,500.00
0.00
0.00
7,491.56
0.00
0.00
0.00
0.00
0.00
16,000,000.00
0.00
0.00
300630020
307,328,061.71
Count:
Totals:
4
66,353.30
0.00
0.00
14,566.03
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
80,919.33
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

Revised: Apr 16, 2021

April 2021
APPRAISAL REDUCTION REPORT
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
300630002
03/06/2021
33,131,609.26
04/07/2021
280,000,000.00
01/18/2013
0.00
292,506.64
300630003
01/06/2021
41,629,201.57
04/07/2021
52,700,000.00
11/12/2020
0.00
102,962.89
300630006
09/06/2020
1,857,977.07
04/07/2021
78,400,000.00
02/19/2021
7,074.47
7,074.47
300630020
04/06/2020
2,121,919.79
04/07/2021
16,600,000.00
07/29/2020
7,491.56
62,361.58
Count:
Totals:
4
78,740,707.69
427,700,000.00
14,566.03
464,905.58

Revised: Apr 16, 2021

April 2021
LOAN LEVEL DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
300630001
Office
NY
06/06/23
N
150,000,000.00
523,512.50
0.00
04/06/21
0.00
0
523,512.50
0.00
4.053
2.16
12/31/20
300630002
Retail
06/16/20 KY
06/06/20
N
131,046,048.00
597,134.11
0.07
03/06/21
0.00
5
307,617.08
0.00
2.720
1.79
12/31/20
300630003
Retail
10/06/20 MN
04/06/23
N
88,368,601.23
467,846.79
0.00
01/06/21
0.00
2
247,924.83
0.00
3.250
1.99
12/31/19
300630004
Office
VA
07/06/23
N
88,174,818.77
570,524.40
0.00
04/06/21
0.00
0
421,623.21
0.00
5.544
1.25
12/31/19
300630006
Other
01/12/21 NY
06/06/23
N
71,913,412.48
404,956.19
0.00
09/06/20
0.00
6
278,642.16
0.00
4.492
1.13
12/31/19
300630007
Office
TX
04/06/18
10/06/17
300630008
Multifamily
OH
05/06/23
N
31,165,372.70
169,119.43
0.00
04/06/21
0.00
0
110,238.96
0.00
4.100
0.00
300630009
Office
AZ
05/06/23
N
30,000,000.00
91,708.33
0.00
04/06/21
0.00
0
91,708.33
0.00
3.550
2.45
12/31/20
300630010
Retail
LA
06/06/23
N
22,934,040.00
131,035.89
0.00
04/06/21
0.00
0
81,865.87
0.00
4.137
1.71
12/31/20
300630014
Industrial
PA
07/06/23
N
18,399,077.74
134,046.54
0.00
04/06/21
0.00
0
83,186.67
0.00
5.236
1.32
12/31/20
300630015
Office
VT
06/06/23
N
19,046,180.47
108,786.96
0.00
04/06/21
0.00
0
67,930.24
0.00
4.133
2.43
12/31/20
300630017
Multifamily
IL
04/06/23
N
16,210,346.17
95,819.16
0.00
04/06/21
0.00
0
62,385.14
0.00
4.460
2.17
12/31/20
300630018
Multifamily
ID
07/06/23
N
15,417,191.74
93,385.05
0.00
04/06/21
0.00
0
63,839.86
0.00
4.800
2.10
12/31/19
300630019
Retail
XX
05/06/23
N
14,776,729.02
77,748.35
0.00
04/06/21
0.00
0
48,359.66
0.00
3.793
2.42
12/31/20
300630020
Mixed Use
05/18/20 NY
06/06/20
N
16,000,000.00
57,866.67
0.00
04/06/20
0.00
6
57,866.67
0.00
4.200
1.30
12/31/19
300630021
Mixed Use
NY
07/06/23
N
14,360,305.26
77,719.06
0.00
04/06/21
0.00
0
58,093.52
0.00
4.692
1.95
12/31/20
300630023
Retail
CA
07/06/23
N
12,449,313.00
76,822.31
0.00
04/06/21
0.00
0
53,770.27
0.00
5.007
1.58
12/31/19
300630025
MI
06/06/23
N
11,094,063.69
64,409.65
0.00
04/06/21
0.00
0
41,260.30
0.00
4.310
2.44
12/31/19
300630026
Mixed Use
MI
07/06/18
04/06/18
300630027
Multifamily
MI
06/06/23
N
10,262,472.84
60,020.45
0.00
04/06/21
0.00
0
38,874.93
0.00
4.390
1.62
12/31/20
300630030
Multifamily
TX
06/06/23
N
8,979,189.30
52,505.49
0.00
04/06/21
0.00
0
33,998.30
0.00
4.388
4.35
12/31/20
300630034
Other
NC
06/06/23
N
7,640,830.41
43,581.88
0.00
04/06/21
0.00
0
27,153.07
0.00
4.118
1.00
12/31/20
300630037
Self Storage
TN
02/06/23
N
6,995,433.31
40,103.52
0.00
04/06/21
0.00
0
25,052.74
0.00
4.150
0.00
300630038
Mixed Use
CA
07/06/23
N
6,548,222.11
47,264.94
0.00
04/06/21
0.00
0
28,875.13
0.00
5.107
1.18
12/31/19
300630039
Multifamily
NC
06/06/23
N
6,209,856.89
35,659.92
0.00
04/06/21
0.00
0
22,458.50
0.00
4.191
1.57
12/31/20
300630040
Multifamily
PA
07/06/23
N
6,305,642.00
38,735.52
0.00
04/06/21
0.00
0
26,960.63
0.00
4.956
2.00
12/31/20
300630043
Mixed Use
NY
05/06/23
N
5,787,855.28
31,407.89
0.00
04/06/21
0.00
0
20,472.95
0.00
4.100
0.00
300630044
Multifamily
PA
04/06/23
N
5,213,629.58
30,898.80
0.00
04/06/21
0.00
0
20,508.49
0.00
4.559
0.00
300630045
Mobile Home
OH
06/06/23
N
4,785,733.48
32,672.50
0.00
04/06/21
0.00
0
17,775.67
0.00
4.300
0.00
300630046
Multifamily
TX
06/06/23
N
4,977,035.57
29,103.05
0.00
04/06/21
0.00
0
18,844.77
0.00
4.388
2.87
12/31/20
300630047
Retail
IL
06/06/23
N
4,397,304.05
25,155.85
0.00
04/06/21
0.00
0
15,747.88
0.00
4.150
2.11
12/31/20
300630048
Self Storage
GA
05/06/23
N
4,328,015.02
24,697.48
0.00
04/06/21
0.00
0
15,313.43
0.00
4.100
2.70
12/31/20
300630049
Self Storage
NC
07/06/23
N
4,299,851.24
25,615.85
0.00
04/06/21
0.00
0
17,125.18
0.00
4.616
1.92
12/31/20
300630050
Retail
TX
06/06/23
N
4,223,149.77
24,496.14
0.00
03/06/21
0.00
B
15,670.07
0.00
4.300
0.75
12/31/19
300630051
Mixed Use
MI
06/06/23
N
3,919,687.49
23,516.05
0.00
04/06/21
0.00
0
15,793.64
0.00
4.670
1.21
12/31/19
300630052
Retail
NC
03/06/23
N
3,851,479.73
22,587.43
0.00
04/06/21
0.00
0
14,689.22
0.00
4.420
0.00
300630053
Retail
FL
06/06/23
N
3,615,420.78
25,140.34
0.00
04/06/21
0.00
0
14,208.25
0.00
4.550
1.73
12/31/20
300630054
Retail
WI
04/06/23
N
3,471,386.09
20,001.87
0.00
04/06/21
0.00
0
12,521.98
0.00
4.180
1.58
12/31/20
300630055
Multifamily
PA
04/06/23
N
3,413,443.56
20,414.78
0.00
04/06/21
0.00
0
13,721.30
0.00
4.659
0.00
300630056
Multifamily
MI
06/06/23
N
3,288,334.55
19,585.79
0.00
04/06/21
0.00
0
13,023.08
0.00
4.590
1.54
12/31/20
300630057
Multifamily
NC
04/06/23
N
3,285,592.13
20,304.66
0.00
04/06/21
0.00
0
14,237.61
0.00
5.023
0.00

Revised: Apr 16, 2021

April 2021
LOAN LEVEL DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
300630059
Multifamily
PA
04/06/23
N
3,025,492.09
17,849.08
0.00
04/06/21
0.00
0
11,770.83
0.00
4.509
0.00
300630060
Retail
MD
04/06/23
N
2,607,464.82
17,915.42
0.00
04/06/21
0.00
0
9,685.34
0.00
4.300
1.57
12/31/19
300630062
Multifamily
TX
06/06/23
N
2,444,387.63
17,625.21
0.00
04/06/21
0.00
0
10,659.98
0.00
5.050
0.00
300630065
Self Storage
FL
05/06/23
N
1,927,743.04
12,864.46
0.00
04/06/21
0.00
0
6,578.39
0.00
3.950
3.80
12/31/20
300630066
Self Storage
FL
05/06/23
N
1,809,717.97
12,076.84
0.00
04/06/21
0.00
0
6,175.63
0.00
3.950
4.95
12/31/19
300630067
Self Storage
FL
05/06/23
N
1,731,034.51
11,551.76
0.00
04/06/21
0.00
0
5,907.12
0.00
3.950
4.38
12/31/20
304100977
Office
NY
03/06/23
N
100,000,000.00
381,816.67
0.00
04/06/21
0.00
0
381,816.67
0.00
4.434
0.00
304100986
Self Storage
OK
07/06/23
N
3,111,859.10
18,714.26
0.00
04/06/21
0.00
0
12,672.53
0.00
4.720
1.91
12/31/20
340100966
Multifamily
TX
04/06/23
N
7,473,642.25
40,881.57
0.00
04/06/21
0.00
0
26,822.61
0.00
4.160
0.00
340100967
Self Storage
AZ
06/06/23
07/15/16
340100969
Self Storage
TX
06/06/23
N
2,508,451.34
15,267.93
0.00
04/06/21
0.00
0
10,453.09
0.00
4.830
0.00
340100970
Retail
FL
06/06/23
N
2,449,060.78
14,461.20
0.00
04/06/21
0.00
0
10,519.29
0.00
4.980
1.48
12/31/20
340100971
Self Storage
LA
06/06/23
N
3,643,250.62
21,483.65
0.00
04/06/21
0.00
0
14,083.40
0.00
4.480
3.52
12/31/20
340100972
Self Storage
LA
06/06/23
N
2,100,227.13
12,384.69
0.00
04/06/21
0.00
0
8,118.67
0.00
4.480
3.31
12/31/20
417000114
Retail
TN
07/06/23
N
9,566,801.55
59,810.11
0.00
04/06/21
0.00
0
42,527.51
0.00
5.153
1.44
12/31/20
417000117
Multifamily
NV
07/06/23
N
2,814,180.75
18,028.96
0.00
04/06/21
0.00
0
13,181.31
0.00
5.430
1.65
12/31/20
695100143
Other
OR
06/06/23
N
19,559,480.63
112,205.63
0.00
04/06/21
0.00
0
70,553.19
0.00
4.180
2.19
12/31/20
695100152
Retail
TX
06/06/23
N
12,886,737.32
76,574.27
0.00
04/06/21
0.00
0
50,747.81
0.00
4.564
1.49
12/31/20
695100153
Retail
NC
06/06/23
N
7,297,359.38
43,255.32
0.00
04/06/21
0.00
0
28,567.15
0.00
4.537
2.26
12/31/20
695100154
Multifamily
LA
07/06/23
N
7,732,627.70
45,510.81
0.00
04/06/21
0.00
0
29,910.96
0.00
4.483
1.46
12/31/19
695100155
Mobile Home
IL
07/06/23
N
16,781,738.26
99,348.94
0.00
04/06/21
0.00
0
65,839.63
0.00
4.547
2.42
12/31/19
695100157
Mobile Home
AZ
07/06/23
N
8,011,412.05
47,592.59
0.00
04/06/21
0.00
0
31,693.39
0.00
4.585
0.00
695100158
Multifamily
KY
07/06/23
N
9,031,898.66
53,376.79
0.00
04/06/21
0.00
0
35,286.91
0.00
4.528
0.00
695100159
Multifamily
IL
07/06/23
N
11,903,404.45
71,042.13
0.00
04/06/21
0.00
0
47,613.24
0.00
4.636
2.00
12/31/20
695100160
Multifamily
TX
07/06/23
N
19,873,985.04
113,506.04
0.00
04/06/21
0.00
0
79,799.43
0.00
4.655
1.47
12/31/20
695100161
Office
TX
07/06/23
N
2,619,752.52
14,962.16
0.00
04/06/21
0.00
0
10,519.02
0.00
4.655
2.29
12/31/20
1,130,066,775.04
5,786,018.08
0.07
0.00
67
Totals:
Count:
4,064,355.19
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

Revised: Apr 16, 2021

April 2021
MATERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

Revised: Apr 16, 2021

April 2021
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
0M to 4.9M
26
$84,649,055.76
7.49%
5M to 9.9M
14
$102,794,400.47
9.10%
10M to 14.9M
7
$87,733,025.58
7.76%
15M to 19.9M
8
$141,288,000.05
12.50%
20M to 24.9M
1
$22,934,040.00
2.03%
30M to 34.9M
2
$61,165,372.70
5.41%
70M to 74.9M
1
$71,913,412.48
6.36%
85M to 89.9M
2
$176,543,420.00
15.62%
100M to 104.9M
1
$100,000,000.00
8.85%
130M to 134.9M
1
$131,046,048.00
11.60%
150M to 154.9M
1
$150,000,000.00
13.27%
Total
64
$1,130,066,775.04
100.00%
Remaining Principal Balance
Count
Balance ($)
%
2.500% - 2.740%
1
$131,046,048.00
11.60%
3.250% - 3.490%
1
$88,368,601.23
7.82%
3.500% - 3.740%
1
$30,000,000.00
2.65%
3.750% - 3.990%
4
$20,245,224.54
1.79%
4.000% - 4.240%
14
$305,009,397.10
26.99%
4.250% - 4.490%
14
$252,380,453.30
22.33%
4.500% - 4.740%
17
$132,654,311.33
11.74%
4.750% - 4.990%
4
$26,680,345.86
2.36%
5.000% - 5.240%
6
$52,693,394.16
4.66%
5.250% - 5.490%
1
$2,814,180.75
0.25%
5.500% - 5.740%
1
$88,174,818.77
7.80%
Total
64
$1,130,066,775.04
100.00%
Gross Rate
Total Weighted Average Rate: 4.17%

Revised: Apr 16, 2021

April 2021
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
NEW YORK
6
$358,061,573.02
31.68%
KENTUCKY
2
$140,077,946.66
12.40%
MINNESOTA
1
$88,368,601.23
7.82%
VIRGINIA
1
$88,174,818.77
7.80%
TEXAS
9
$65,986,330.74
5.84%
ILLINOIS
4
$49,292,792.93
4.36%
ARIZONA
2
$38,011,412.05
3.36%
LOUISIANA
4
$36,410,145.45
3.22%
PENNSYLVANIA
5
$36,357,284.97
3.22%
OHIO
2
$35,951,106.18
3.18%
NORTH CAROLINA
6
$32,584,969.78
2.88%
MICHIGAN
4
$28,564,558.57
2.53%
OREGON
1
$19,559,480.63
1.73%
VERMONT
1
$19,046,180.47
1.69%
CALIFORNIA
2
$18,997,535.11
1.68%
TENNESSEE
2
$16,562,234.86
1.47%
IDAHO
1
$15,417,191.74
1.36%
VARIOUS
1
$14,776,729.02
1.31%
FLORIDA
5
$11,532,977.08
1.02%
GEORGIA
1
$4,328,015.02
0.38%
WISCONSIN
1
$3,471,386.09
0.31%
OKLAHOMA
1
$3,111,859.10
0.28%
NEVADA
1
$2,814,180.75
0.25%
MARYLAND
1
$2,607,464.82
0.23%
Total
64
$1,130,066,775.04
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Industrial
1
$18,399,077.74
1.64%
Mixed Use
5
$46,616,070.14
4.17%
Mobile Home Park
3
$29,578,883.79
2.64%
Multifamily
20
$179,027,725.60
16.00%
Office
6
$389,840,751.76
34.84%
Other
3
$99,113,723.52
8.86%
Retail
15
$323,940,895.52
28.95%
Self Storage
10
$32,455,583.28
2.90%
Total
63
$1,118,972,711.35
100.00%
Property Type

Revised: Apr 16, 2021

April 2021
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
93 - 95
58
$880,889,286.48
77.95%
96 - 98
6
$249,177,488.56
22.05%
Total
64
$1,130,066,775.04
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 94
Count
Balance ($)
%
0 - 2
2
$147,046,048.00
13.01%
24 - 26
40
$710,680,487.74
62.89%
27 - 29
22
$272,340,239.30
24.10%
Total
64
$1,130,066,775.04
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 23

Revised: Apr 16, 2021

April 2021
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Count
Balance ($)
%
0.000 - 0.490
1
$71,913,412.48
6.36%
0.500 - 0.990
2
$11,863,980.18
1.05%
1.000 - 1.490
9
$174,267,703.80
15.42%
1.500 - 1.990
17
$338,331,495.70
29.94%
2.000 - 2.490
10
$279,324,343.98
24.72%
2.500 - 2.990
4
$37,180,852.54
3.29%
3.000 - 3.490
1
$2,100,227.13
0.19%
3.500 - 3.990
2
$5,570,993.66
0.49%
4.000 - 4.490
2
$10,710,223.81
0.95%
4.500 - 4.990
1
$1,809,717.97
0.16%
Not Avail.
15
$196,993,823.79
17.43%
Total
64
$1,130,066,775.04
100.00%
DSCR
Total Weighted Average DSCR: 1.46
Count
Balance ($)
%
Amortizing Balloon
50
$532,600,611.71
47.13%
IO Maturity Balloon
4
$296,000,000.00
26.19%
IO/Amortizing/Balloon
10
$301,466,163.33
26.68%
Total
64
$1,130,066,775.04
100.00%
Amortization Type

Revised: Apr 16, 2021

April 2021
Delinquency Summary Report
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
61
953,784,761.33
84.40%
953,797,188.00
0
0.00
0.00%
0.00
1
88,368,601.23
7.82%
89,050,452.08
0
0.00
0.00%
0.00
2
87,913,412.48
7.78%
88,831,862.83
64
1,130,066,775.04
100.00%
1,131,679,502.91
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
61
953,784,761.33
84.40%
953,797,188.00
0
0.00
0.00%
0.00
1
88,368,601.23
7.82%
89,050,452.08
0
0.00
0.00%
0.00
2
87,913,412.48
7.78%
88,831,862.83
64
1,130,066,775.04
100.00%
1,131,679,502.91
Group 0
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

Revised: Apr 16, 2021

April 2021
DEFEASED LOAN DETAIL
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
31,165,372.70
05/06/2023
4.10
F
300630008
6,995,433.31
02/06/2023
4.15
F
300630037
5,787,855.28
05/06/2023
4.10
F
300630043
5,213,629.58
04/06/2023
4.56
F
300630044
4,785,733.48
06/06/2023
4.30
F
300630045
3,851,479.73
03/06/2023
4.42
F
300630052
3,413,443.56
04/06/2023
4.66
F
300630055
3,285,592.13
04/06/2023
5.02
F
300630057
3,025,492.09
04/06/2023
4.51
F
300630059
2,444,387.63
06/06/2023
5.05
F
300630062
100,000,000.00
03/06/2023
4.43
F
304100977
7,473,642.25
04/06/2023
4.16
F
340100966
2,508,451.34
06/06/2023
4.83
F
340100969
8,011,412.05
07/06/2023
4.59
F
695100157
9,031,898.66
07/06/2023
4.53
F
695100158
196,993,823.79
Count:
Totals:
15
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.

Revised: Apr 16, 2021

April 2021
SUPPLEMENTAL INFORMATION
GS Mortgage Securities Trust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.

Revised: Apr 16, 2021